Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Net loss recognized		$ 300		$ 700	$ 1,200
Disposal of property and equipment	$ 0		$ 0